                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2000

Check here if Amendment [ ]; Amendment Number:     ____
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    W. G. Spears, Grisanti & Brown LLC
Address: 45 Rockefeller Plaza
         33rd Floor
         New York, New York 10111

Form 13F File Number:    28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
Title:   Principal
Phone:   (212) 903-1200

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti      New York, New York      February 9, 2001
----------------------------   ----------------------   -----------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   115
Form 13F Information Table Value Total:   $502,718
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number         Name

     None         28-____________              ___________________

     [Repeat as necessary.]

W.G. SPEARS, GRISANTI & BROWN LLC
FORM 13F INFORMATION TABLE

For the Quarter Ended December 31, 2000

COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5       COLUMN 6  COLUMN 7  COLUMN 8
--------                       --------    --------  --------  --------       --------  --------  --------
                                                       VALUE            PUT/ INVESTMENT   OTHER             VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1,000)  SHRS   CALL  DISCRETION  MANAGERS   SOLE      SHARED   NONE
ACE LTD                         COMMON     G0070K103  26,387   621,778          SOLE               119,475   482,603  19,700
ADVANCED ENVIRONMENTAL          COMMON     007947104     8      10,889          SOLE                  0      10,889     0
AGRIBRANDS INTERNATIONAL        COMMON     00849R105    342     6,400           SOLE                6,400       0       0
ALCOA INC                       COMMON     013817101  12,707   379,300          SOLE               95,900    268,000  15,400
AMB PROPERTIES                  COMMON     00163T109    645     25,000          SOLE               25,000       0       0
AMEREN CORP                     COMMON     023608102    255     5,500           SOLE                  0       5,500     0
AMERICAN ELECTRIC POWER CO      COMMON     025537101    408     8,768           SOLE                1,034     7,734     0
AMERICAN HOME PRODS CORP        COMMON     026609107  16,573   260,786          SOLE               51,975    200,511  8,300
AMERICAN INTL GROUP INC         COMMON     026874107  10,751   109,074          SOLE               17,773    87,462   3,839
AMGEN INC                       COMMON     031162100   4,476    70,000          SOLE                1,600    68,400     0
AMR CORP                        COMMON     001765106  13,078   333,730          SOLE               119,930   202,100  11,700
AMSOUTH BANCORPORATION          COMMON     032165102   2,180   142,968          SOLE                2,000    140,968    0
ANHEUSER-BUSCH CO INC           COMMON     035229103    328     7,200           SOLE                4,400     2,800     0
AON CORP                        COMMON     037389103  14,525   424,100          SOLE               163,800   245,700  14,600
ARCHSTONE COMMUNITIES TRUST     COMMON     039581103    299     11,628          SOLE                1,800     9,828     0
ASTORIA FINANCIAL CORP          COMMON     046265104   1,629    30,000          SOLE               30,000       0       0
AT&T CORP                       COMMON     001957109  16,257   942,443          SOLE               275,487   649,256  17,700
AUTO TOTE CORPORATION           COMMON     053323101    118     40,000          SOLE                  0      40,000     0
AUTOMATIC DATA PROCESSING       COMMON     053015103    295     4,664           SOLE                4,664       0       0
AVATAR HOLDINGS INC             COMMON     053494100   2,858   135,283          SOLE                5,190    130,093    0
AVNET INC                       COMMON     053807103    436     20,280          SOLE                  0      20,280     0
BANK OF AMERICA CORP            COMMON     060505104    352     7,664           SOLE                  0       7,664     0
BANK OF NEW YORK INC            COMMON     064057102   2,973    53,866          SOLE                 720     53,146     0
BEAZER HOME                     COMMON     07556Q105    912     22,801          SOLE                1,600    21,201     0
BELO (A.H.) CORP-COM SER        COMMON     080555105   8,602   537,604          SOLE               200,902   336,702    0
BERKSHIRE HATHAWAY INC          COMMON     084670108   2,343      33            SOLE                 30         3       0
BERKSHIRE HATHAWAY CLASS B      COMMON     084670207    779      331            SOLE                  8        323      0
BIOGEN INC                      COMMON     090597105   1,264    21,053          SOLE                 665     20,388     0
BOEING CO                       COMMON     097023105   1,074    16,266          SOLE                  0      16,266     0
BP AMOCO PLC SPONS ADR          COMMON     055622104   1,704    35,596          SOLE                8,550    27,046     0
C.I.T. GROUP INC-A              COMMON     125577106  23,684   1,176,827        SOLE               448,700   681,227  46,900
CENTEX CORP                     COMMON     152312104  14,011   373,000          SOLE               102,500   253,600  16,900
CENTURY                         COMMON     156431108    228     20,000          SOLE                  0      20,000     0
CHASE MANHATTAN CORP NEW        COMMON     16161A108   7,539   165,926          SOLE               65,675    90,751   9,500
CHUBB CORP                      COMMON     171232101   5,547    64,130          SOLE               17,050    47,080     0

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
CITIGROUP INC                   COMMON     172967101   6,955   136,200          SOLE               73,691    48,428   14,081
COCA COLA CO                    COMMON     191216100    259     4,252           SOLE                 672      3,580     0
COMMODORE APPLIED TECHNOLOGIES ICOMMON     202630109     4      17,300          SOLE                  0      17,300     0
CONOCO INC CL - B               COMMON     208251405   3,070   106,093          SOLE               11,000    95,093     0
COUSINS PROPERTIES              COMMON     222795106   2,037    72,900          SOLE                  0      46,500   26,400
COX COMMUNICATIONS INC NE       COMMON     224044107    388     8,328           SOLE                  0       8,328     0
DELPHI AUTOMOTIVE SYSTEMS       COMMON     247126105   7,156   636,119          SOLE               220,749   415,370    0
DOMINION RESOURCES INC VA       COMMON     25746U109    378     5,640           SOLE                  0       5,640     0
DU PONT E I DE NEMOURS & CO     COMMON     263534109   1,189    24,617          SOLE                  0      24,617     0
ELECTRONIC DATA SYSTEMS CO      COMMON     285661104  16,961   293,700          SOLE               92,100    201,600    0
EVEREST REINSURANCE GROUP       COMMON     G3223R108   3,961    55,300          SOLE               17,500    37,800     0
EXXON MOBIL CORPORATION         COMMON     30231G102   1,091    12,552          SOLE                2,512    10,040     0
FASTCOMM COMMUNICATIONS CORP    COMMON     311871107     6      10,000          SOLE                  0      10,000     0
FEDERAL NATL MORTGAGE ASSN      COMMON     313586109   1,734    19,990          SOLE                9,910    10,080     0
FIDELITY HOLDINGS INC           COMMON     31617J108    12      25,953          SOLE                  0      25,953     0
FIRST UNION CORP                COMMON     337358105    643     23,135          SOLE               21,867     1,268     0
GANNETT CO                      COMMON     364730101   6,710   106,400          SOLE               23,000    83,400     0
GENERAL ELECTRIC CO             COMMON     369604103    708     14,770          SOLE                7,870     6,900     0
GENERAL MTRS CORP               COMMON     370442105   6,934   136,126          SOLE               22,442    113,684    0
GENERAL MAGIC INC               COMMON     370253106    15      11,000          SOLE               11,000       0       0
GILEAD SCIENCES INC             COMMON     375558103    226     2,723           SOLE                  0       2,723     0
GLAXOSMITHKLINE PLC             COMMON     37733W105   7,231   129,119          SOLE                 702     128,417    0
GOODYEAR TIRE & RUBBER CO       COMMON     382550101   2,566   111,600          SOLE               94,300    17,300     0
GULF CANADA RES LTD ORD         COMMON     40218L305  15,376   3,037,300        SOLE              1,012,600 1,984,700 40,000
HEWLETT PACKARD CO              COMMON     428236103    734     23,254          SOLE               23,254       0       0
HOMESTAKE MINING CO             COMMON     437614100    586    140,000          SOLE               10,000    130,000    0
HOUSEHOLD INTL                  COMMON     441815107    925     16,825          SOLE               16,825       0       0
INTEL CORP                      COMMON     458140100   4,789   159,312          SOLE               56,700    91,012   11,600
INTERPUBLIC GROUP COS INC       COMMON     460690100    368     8,640           SOLE                8,640       0       0
INTERSTATE BAKERIES             COMMON     46072H108   2,039   145,000          SOLE               105,000   40,000     0
INTL BUSINESS MACHINES CORP     COMMON     459200101    692     8,144           SOLE                1,000     7,144     0
JOHNSON & JOHNSON               COMMON     478160104   2,130    20,276          SOLE               17,716     2,560     0
JP MORGAN CHASE & CO            COMMON     46625H100   9,400    56,800          SOLE               11,900    44,900     0
KEYCORP NEW                     COMMON     493267108  11,334   404,787          SOLE                  0      404,787    0
KEYCORP (CHASE)                 COMMON     49326710K   7,000   250,000          SOLE                  0      250,000    0
LENNAR CORP                     COMMON     526057104  10,675   294,475          SOLE               87,086    207,389    0
MARKEL CORP                     COMMON     570535104    417     2,303           SOLE                2,303       0       0
MCDERMOTT INTERNATIONAL         COMMON     580037109   4,169   387,800          SOLE               267,400   120,400    0
MERCK & CO INC                  COMMON     589331107   3,619    38,659          SOLE               38,059      600      0
MGIC INVESTMENT                 COMMON     552848103   6,879   102,000          SOLE               57,300    34,800   9,900
MICROSOFT CORP                  COMMON     594918104  14,190   327,151          SOLE               113,900   198,251  15,000
MUTUAL RISK MANAGEMENT LTD      COMMON     628351108    491     32,300          SOLE                7,700    24,600     0
NAVISTAR INTL                   COMMON     63934E108   8,803   336,150          SOLE               134,800   184,750  16,600
NCR CORP NEW                    COMMON     62886E108  13,053   265,700          SOLE               100,700   153,000  12,000


NESTLE SA SPONSORED ADR RE      COMMON     641069406    467     4,000           SOLE                4,000       0       0
NEW HORIZONS WORLDWIDE INC      COMMON     645526104   1,315    94,800          SOLE               33,400    61,400     0
PACTIV CORP                     COMMON     695257105   3,565   288,100          SOLE               106,100   133,100  48,900
PARTNER RE LTD                  COMMON     G6852T105  11,961   196,081          SOLE               35,964    153,917  6,200
PEPSIAMERICAS INC               COMMON     71343P200   2,131   130,138          SOLE               58,300    71,838     0
PEPSICO INC                     COMMON     713448108    322     6,500           SOLE                6,500       0       0
PHARMACIA CORPORATION           COMMON     71713U102    412     6,750           SOLE                6,750       0       0
PHILIP MORRIS COS INC           COMMON     718154107   6,808   154,722          SOLE                4,500    150,222    0
PROLOGIS                        COMMON     743410102    445     20,000          SOLE                  0      20,000     0
RENAISSANCERE HOLDINGS LTD      COMMON     G7496G103   1,872    23,908          SOLE                 400     23,508     0
ROBOTIC VISION SYSTEMS          COMMON     771074101    41      15,000          SOLE                  0      15,000     0
SABRE HOLDINGS CORP             COMMON     785905100    307     7,129           SOLE                7,129       0       0
SARA LEE CORP                   COMMON     803111103    344     14,000          SOLE               14,000       0       0
SBC COMMUNICATIONS INC          COMMON     78387G103   1,302    27,277          SOLE                9,278    17,999     0
SCHERING PLOUGH CORP            COMMON     806605101   5,703   100,500          SOLE               33,400    57,600   9,500
SOLECTRON CORP                  COMMON     834182107    237     7,000           SOLE                7,000       0       0
SOUTHERN UNION COMPANY          COMMON     844030106   8,380   316,224          SOLE               66,905    249,319    0
STRYKER CORP                    COMMON     863667101    566     11,180          SOLE               11,180       0       0
SUNTRUST BANKS INC              COMMON     867914103   1,065    16,900          SOLE               10,700     6,200     0
TEEKAY SHIPPING CORPORATION     COMMON     Y8564W103   6,072   159,800          SOLE               85,950    55,250   18,600
TEXACO INC                      COMMON     881694103  11,817   190,209          SOLE               27,409    162,800    0
TIME WARNER INC                 COMMON     887315109    946     18,104          SOLE               16,104     2,000     0
UNITED HEALTHCARE CORP          COMMON     910581108    430     7,000           SOLE                  0       7,000     0
UNITEDHEALTH GROUP INC          COMMON     91324P102   2,330    37,956          SOLE                7,220    30,736     0
UNOCAL CORP                     COMMON     915289102   2,929    75,700          SOLE                1,000    74,700     0
USX-MARATHON GROUP NEW          COMMON     902905827  12,274   442,300          SOLE               126,400   302,500  13,400
VERIZON COMMUNICATIONS          COMMON     92343V104    792     15,792          SOLE                6,156     9,636     0
VISTEON CORP                    COMMON     92839U107   7,771   675,730          SOLE               245,700   430,030    0
WACHOVIA CORP                   COMMON     929771103   1,593    27,400          SOLE               20,000     7,400     0
WASHINGTON MUTUAL INC           COMMON     939322103   8,284   156,117          SOLE               68,504    69,913   17,700
WASHINGTON POST CO CL B         COMMON     939640108   5,791    9,387           SOLE                  0       9,387     0
WEBB (DEL) CORP.                COMMON     947423109    725     24,800          SOLE                  0      24,800     0
WESTFIELD AMERICA               COMMON     959910100    323     22,396          SOLE                  0      22,396     0
WORLDCOM INC                    COMMON     98157D106   9,099   647,020          SOLE               253,220   360,100  33,700
XEROX CORP                      COMMON     984121103    467    101,000          SOLE                1,000    100,000    0
XL CAPITAL LTD                  COMMON     G98255105    363     4,150           SOLE                1,200     2,950     0